Remuneration System for the Management Board and Employees of the Group - Summary of Development of Constellation of Stock Option Plan (Details)	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares
Development of Stock Options Plans [Line Items]
Exercised Stock Options	3,950
Exercisable stock options	72,650
2021 October Stock Option Plan Constellation [Member]
Development of Stock Options Plans [Line Items]
Outstanding	293,593	0
Additions	323,534
Exercised Stock Options	0
Forfeitures	29,941
Expired	0
Weighted-average Price | € / shares	€ 44.91
Exercisable stock options	0